MARKETABLE SECURITIES AND LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2015
Long-term Investments [Abstract]
MARKETABLE SECURITIES AND LONG-TERM INVESTMENTS
MARKETABLE SECURITIES AND LONG-TERM INVESTMENTS
Marketable securities at December 31, 2015 consist of an equity security. At December 31, 2014 this security was classified as a long-term investment in the accompanying consolidated and combined balance sheet. The cost basis of the Company's equity security at December 31, 2015 and 2014 was $8.7 million, with a gross unrealized gain of $3.0 million and a gross unrealized loss of $1.2 million, respectively. The gross unrealized gain at December 31, 2015 and gross unrealized loss at December 31, 2014 are included in "Accumulated other comprehensive loss" in the accompanying consolidated and combined balance sheet.
Long-term investments consist of:

	December 31,
	2015	2014
	(In thousands)
Cost method investments	$55,569	$55,569
Long-term marketable equity security	—	7,410
Total long-term investments	$55,569	$62,979

The Company has a 21% interest in the voting common stock of Zhenai Inc. ("Zhenai"), a leading provider of online dating and matchmaking services in China. However, given the significance of our interest relative to other shareholders, we do not have the ability to exercise significant influence over the operating and financial matters of Zhenai and this investment is accounted for as a cost method investment.